Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 113,631	$ 90,038
Time deposits	1,080	11,780
Accounts receivable	4,421	4,884
Assets held for sale	37,981	8,057
Due from Manager	0	48
Inventories	9,596	12,036
Derivatives assets current	0	99
Accrued revenue	1,409	557
Restricted cash	500	3,400
Prepaid expenses and other current assets	2,896	3,835
Total current assets	171,514	134,734
FIXED ASSETS:
Vessels, net	859,960	942,164
Advances for vessels	31,205	9,126
Total fixed assets	891,165	951,290
OTHER NON CURRENT ASSETS:
Deferred financing costs	160	160
Restricted cash	12,150	18,754
Derivative assets – Long-term	2,129	54
Accrued revenue - Long-term	206	75
Other non current assets	135	562
Total assets	1,077,459	1,105,629
CURRENT LIABILITIES:
Current portion of long-term debt, net	27,270	75,784
Liability directly associated with assets held for sale	17,235	3,983
Unearned revenue	7,114	6,223
Trade accounts payable	9,652	13,480
Accrued liabilities	5,259	4,663
Derivative liabilities	1,046	582
Due to Manager	185	0
Total current liabilities	67,761	104,715
LONG-TERM LIABILITIES
Long-term debt, net	446,923	531,883
Unearned revenue - Long-term	5,967	3,536
Derivative liabilities – Long-term	680	1,396
Other non-current liabilities	1,838	1,240
Total liabilities	523,169	642,770
COMMITMENTS AND CONTINGENCIES
MEZZANINE EQUITY - Redeemable non-controlling interest	0	18,112
SHAREHOLDERS’ EQUITY:
Common stock, $0.001 par value; 200,000,000 authorized, 102,174,594 and 119,480,772 issued and outstanding at December 31, 2020 and June 30, 2021, respectively	119	102
Preferred stock, $0.01 par value; 20,000,000 authorized, 2,297,504 and 2,297,504 Series C Preferred Shares, 3,195,050 and 3,195,050 Series D Preferred Shares, issued and outstanding at December 31, 2020 and June 30, 2021, respectively	55	55
Additional paid in capital	415,346	354,284
Retained earnings	138,770	90,306
Total shareholders’ equity	554,290	444,747
Total liabilities, mezzanine equity and shareholders’ equity	$ 1,077,459	$ 1,105,629